Convertible Debt - Related Party (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total principal value	$ 2,014,101	$ 1,297,991	$ 982,911
Carrying value of total convertible debt - related party			235,000
Less, noncurrent portion	(2,914,237)	(1,360,960)
Convertible debt | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Total principal value	6,000,000	2,000,000	500,000
Unamortized debt discount	(3,027,599)	(587,617)	(265,000)
Unamortized debt issuance costs	(58,164)	(51,423)	0
Carrying value of total convertible debt - related party	2,914,237	1,360,960	235,000
Less, noncurrent portion	(2,914,237)	(1,360,960)	0
Current convertible debt - related party	$ 0	$ 0	$ 235,000